UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2017 (Unaudited)

Deutsche Multi-Asset Global Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 43.6%
Deutsche Core Equity Fund "Institutional" (a)	125,833	3,623,985
Deutsche EAFE Equity Index Fund "Institutional" (a)	3,172,777	21,162,421
Deutsche European Equity Fund "Institutional"* (a)	333,758	4,098,543
Deutsche Global Small Cap Fund "Institutional" (a)	72,656	3,125,668
Deutsche International Growth Fund "Institutional" (a)	340,916	11,826,369
Total Equity - Equity Funds (Cost $36,871,758)		43,836,986
Equity - Exchange-Traded Funds 15.8%
iShares MSCI EAFE ETF	49,400	3,463,434
iShares MSCI Japan ETF	30,803	1,845,408
iShares MSCI Pacific ex Japan ETF	52,667	2,503,262
SPDR Bloomberg Barclays Convertible Securities ETF	93,800	4,844,770
Vanguard FTSE Developed Markets ETF	73,826	3,289,687
Total Equity - Exchange-Traded Funds (Cost $14,458,442)		15,946,561
Fixed Income - Bond Funds 18.4%
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	47,973	563,202
Deutsche Global High Income Fund "Institutional" (a)	942,782	6,486,343
Deutsche High Conviction Global Bond Fund "S" (a)	193,509	1,799,631
Deutsche High Income Fund "Institutional" (a)	83,472	398,997
Deutsche Total Return Bond Fund "Institutional" (a)	501,077	5,391,592
Deutsche U.S. Bond Index Fund "Institutional" (a)	413,278	3,913,743
Total Fixed Income - Bond Funds (Cost $17,962,613)		18,553,508
Fixed Income - Exchange-Traded Funds 15.0%
iShares Core U.S. Aggregate Bond ETF	55,600	6,064,848
iShares TIPS Bond ETF	40,500	4,604,040
VanEck Vectors JPMorgan EM Local Currency Bond ETF	237,297	4,456,437
Total Fixed Income - Exchange-Traded Funds (Cost $15,342,695)		15,125,325
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 3.4%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (b) (Cost $3,466,436)	3,496,000	3,458,056
	Shares	Value ($)
Fixed Income - Money Market Fund 1.2%
Deutsche Central Cash Management Government Fund, 1.12% (a) (c) (Cost $1,157,073)	1,157,073	1,157,073
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $89,259,017)	97.4	98,077,509
Other Assets and Liabilities, Net	2.6	2,604,229
Net Assets	100.0	100,681,738

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) At November 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
CBOE: Chicago Board Options Exchange
EAFE: Europe, Australasia and Far East
EM: Emerging Markets
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At November 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
MSCI Mini EAFE Index	USD	12/15/2017	58	5,718,090	5,855,680	137,590
MSCI Mini Emerging Market Index	USD	12/15/2017	60	3,322,066	3,360,000	37,934
Russell E Mini 2000 Index	USD	12/15/2017	30	2,266,246	2,318,100	51,854
Total unrealized appreciation						227,378

At November 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
CBOE Volatility Index	USD	1/17/2018	61	856,952	794,525	62,427

Currency Abbreviation
USD	United States Dollar

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2017 is as follows:

Affiliate / Value($) at August 31, 2107	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at November 30, 2017
Deutsche Core Equity Fund 3,735,295	11,287	380,400	105,403	152,401	11,287	—	3,623,985
Deutsche EAFE Equity Index Fund 22,526,658	—	2,301,400	156,696	780,467	—	—	21,162,421
Deutsche Enhanced Commodity Strategy Fund 605,043	717	61,500	(16,063)	35,005	717	—	563,202
Deutsche European Equity Fund 4,379,683	—	451,300	48,862	121,298	—	—	4,098,543
Deutsche Global High Income Fund 7,147,076	80,271	722,700	32,860	(51,164)	81,025	—	6,486,343
Deutsche Global Inflation Fund 5,199,209	—	5,163,617	75,894	(111,486)	—	—	—
Deutsche Global Small Cap Fund 3,266,328	—	334,100	(45,097)	238,537	—	—	3,125,668
Deutsche High Conviction Global Bond Fund 1,977,820	11,800	199,700	3,667	6,044	11,800	—	1,799,631
Deutsche High Income Fund 438,778	5,468	44,500	2,167	(2,917)	5,468	—	398,997
Deutsche International Growth Fund 12,742,590	—	1,299,500	179,896	203,382	—	—	11,826,369
Deutsche Total Return Bond Fund 5,983,249	46,730	603,300	(3,839)	(31,248)	46,730	—	5,391,592
Deutsche U.S. Bond Index Fund 4,381,006	27,537	440,700	(154)	(53,946)	27,775	—	3,913,743
Deutsche Central Cash Management Government Fund 1,645,655	14,548,264	15,036,846	—	—	12,107	—	1,157,073
Total: 74,028,390	14,732,074	27,039,563	540,292	1,286,373	196,909	—	63,547,567

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$43,836,986	$—	$—	$43,836,986
Equity - Exchange-Traded Funds	15,946,561	—	—	15,946,561
Fixed Income - Bond Funds	18,553,508	—	—	18,553,508
Fixed Income - Exchange-Traded Funds	15,125,325	—	—	15,125,325
Short-Term U.S. Treasury Obligations	—	3,458,056	—	3,458,056
Money Market Fund	1,157,073	—	—	1,157,073
Derivatives (d)
Futures Contracts	289,805	—	—	289,805
Total	$94,909,258	$3,458,056	$—	$98,367,314

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 289,805

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Global Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018